Equity Method Investment in Joint Ventures	9 Months Ended
Sep. 30, 2025
Equity Method Investment in Joint Ventures
Equity Method Investment in Joint Ventures
5.
Equity Method Investment in Joint Ventures

Changes in the Company's investment in the Joint Ventures for the nine months ended September 30, 2025 are summarized as follows (in thousands):

	SWA Lithium	Texas Lithium	Total
Balance, December 31, 2024	$94,264	$51,894	$146,158
Capital contributions	12,375	7,150	19,525
Loss from investment in Joint Ventures	(2,294)	(875)	(3,169)
Balance, September 30, 2025	$104,345	$58,169	$162,514

Summarized financial information for the Company's interest in the Joint Venture entities on a 100% basis for the three months ended September 30, 2025 are (in thousands):

	SWA Lithium	Texas Lithium	Total
Net loss	$809	$873	$1,682
Company’s share of net loss	$445	$480	$925

Summarized financial information for the Company's interest in the Joint Venture entities on a 100% basis for the nine months ended September 30, 2025 are (in thousands):

	SWA Lithium	Texas Lithium	Total
Net loss	$4,171	$1,591	$5,762
Company’s share of net loss	$2,294	$875	$3,169

Summarized financial information for the Company's interest in the Joint Venture entities on a 100% basis for the three months ended September 30, 2024 are (in thousands):

	SWA Lithium	Texas Lithium	Total
Net loss	$628	$142	$770
Company’s share of net loss	$345	$78	$423

Summarized financial information for the Company's interest in the Joint Venture entities on a 100% basis for the nine months ended September 30, 2024 are (in thousands):

	SWA Lithium	Texas Lithium	Total
Net loss	$791	$269	$1,060
Company’s share of net loss	$434	$147	$581

The carrying amount of the Company's investment in the Joint Ventures on a 100% basis as of September 30, 2025 is as follows (in thousands):

	SWA Lithium	Texas Lithium	Total
Current assets(1)	$14,014	$10,332	$24,346
Non-current assets	80,521	55,273	135,794
Total assets	94,535	65,605	160,140
Current liabilities(2)	7,430	4,942	12,372
Total liabilities	7,430	4,942	12,372
Net assets	$87,105	$60,663	$147,768
Company’s share of joint ventures	47,908	33,365	81,273
Adjustments to the Company’s share of net assets(3)	56,437	24,804	81,241
Carrying amount of investment in joint ventures	$104,345	$58,169	$162,514

(1)
Current assets include $2.7 million and $2.0 million due from the Company to SWA Lithium and Texas Lithium, respectively, for reimbursement of costs paid by the Joint Ventures on behalf of the Company.
(2)
Current liabilities include $1.2 million and $1.0 million due to the Company from SWA Lithium and Texas Lithium, respectively, for reimbursement of costs paid by the Company on behalf of these entities.
(3)
Adjustments to the Company's share of net assets include the impact of the initial fair value measurement on May 7, 2024 and the impact of Equinor solely funding $40.0 million and $20.0 million of capital contributions in SWA Lithium and Texas Lithium, respectively, through September 30, 2025.